Significant Accounting Policies, Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	$ 801	$ 1,763
Current portion of deferred revenue	4,510	4,296
Deferred revenue recognized	4,296
ASC 842 [Member]
Disaggregation by Revenue Source [Abstract]
Current portion of deferred revenue	4,510
Spot Charter [Member]
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	801	653
Time Charter [Member]
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	$ 0	$ 1,110